VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—4.1%
U.S. Treasury Bonds
4.625%, 5/15/54	$370	$364
4.625%, 2/15/55	1,850	1,818
U.S. Treasury Notes
3.875%, 7/31/30	415	417
4.625%, 2/15/35	805	837
Total U.S. Government Securities (Identified Cost $3,434)		3,436

Foreign Government Securities—12.8%
Abu Dhabi Government International Bond 144A 5.000%, 4/30/34(2)	68	72
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	77	80
144A 8.625%, 2/4/30(2)	35	37
144A 5.875%, 2/16/31(2)	32	30
144A 8.500%, 1/31/47(2)	128	112
144A 8.750%, 9/30/51(2)	27	24
Benin Government International Bond
144A 7.960%, 2/13/38(2)	28	29
144A 8.375%, 1/23/41(2)	38	40
Bolivarian Republic of Venezuela 9.375%, 1/13/34(3)	200	53
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	1,920 BRL	316
Costa Rica Government 144A 7.300%, 11/13/54(2)	53	58
Czech Republic Government Bond 1.750%, 6/23/32	7,330 CZK	302
Dominican Republic
144A 6.600%, 6/1/36(2)	63	66
144A 6.950%, 3/15/37(2)	52	56
RegS 6.950%, 3/15/37(4)	111	119
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	103	105
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(3)	137	131
Federative Republic of Brazil
5.500%, 11/6/30	77	79
6.250%, 3/18/31	50	53
6.000%, 10/20/33	57	58
6.625%, 3/15/35	67	70
7.250%, 1/12/56	129	130
Honduras Government 144A 8.625%, 11/27/34(2)	36	40
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	311	333
144A 6.000%, 9/26/35(2)	76	80
	Par Value(1)	Value

Foreign Government Securities—continued
144A 5.500%, 3/26/36(2)	$98	$99
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	100	99
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	127	128
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	95	96
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	102	23
Malaysia Government Bond 2.632%, 4/15/31	1,320 MYR	302
Mex Bonos Desarr
8.500%, 5/31/29	2,080 MXN	115
7.750%, 11/13/42	4,300 MXN	204
Republic of Angola 144A 8.750%, 4/14/32(2)	215	205
Republic of Argentina
0.750%, 7/9/30(5)	469	317
4.125%, 7/9/35(5)	122	64
4.125%, 7/9/46(5)	23	12
Republic of Armenia 144A 3.600%, 2/2/31(2)	50	45
Republic of Cameroon RegS 9.500%, 7/31/31(4)	200	192
Republic of Colombia
7.375%, 4/25/30	29	31
8.500%, 4/25/35	34	38
8.000%, 11/14/35	267	287
Republic of Ecuador RegS 6.900%, 7/31/30(4)(5)	182	161
Republic of El Salvador
144A 8.625%, 2/28/29(2)	41	44
144A 8.250%, 4/10/32(2)	44	47
RegS 9.250%, 4/17/30(4)	33	36
RegS 7.650%, 6/15/35(4)	44	45
RegS 7.625%, 2/1/41(4)	34	32
Republic of Gabon
144A 6.625%, 2/6/31(2)	75	60
144A 7.000%, 11/24/31(2)	108	86
Republic of Ghana RegS 5.000%, 7/3/35(4)(5)	137	115
Republic of Guatemala 144A 6.875%, 8/15/55(2)	79	83
Republic of Indonesia
4.750%, 9/10/34	161	161
5.600%, 1/15/35	168	178
4.200%, 10/15/50	68	56
5.100%, 2/10/54	20	19
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	40	42
144A 8.075%, 4/1/36(2)	55	57
144A 8.250%, 1/30/37(2)	89	93
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Kenya 144A 9.500%, 3/5/36(2)	$111	$114
Republic of Nigeria
144A 7.375%, 9/28/33(2)	85	80
144A 10.375%, 12/9/34(2)	147	164
Republic of Panama
3.875%, 3/17/28	50	49
3.870%, 7/23/60	201	130
Republic of Peru
2.783%, 1/23/31	38	35
5.375%, 2/8/35	70	71
3.600%, 1/15/72	36	23
Republic of Philippines
5.500%, 2/4/35	70	74
4.750%, 3/5/35	178	180
3.700%, 3/1/41	77	65
Republic of Poland
4.875%, 10/4/33	43	43
5.125%, 9/18/34	244	249
5.375%, 2/12/35	214	222
Republic of Senegal 144A 6.250%, 5/23/33(2)	118	85
Republic of Serbia 144A 6.500%, 9/26/33(2)	84	91
Republic of South Africa
5.875%, 6/22/30	74	76
5.650%, 9/27/47	174	140
8.750%, 2/28/48	6,300 ZAR	315
Republic of Sri Lanka 144A 3.600%, 6/15/35(2)(5)	162	118
Republic of Turkiye
9.125%, 7/13/30	271	306
7.250%, 5/29/32	43	45
7.625%, 5/15/34	65	69
6.950%, 9/16/35	63	63
6.625%, 2/17/45	123	110
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	46	44
Republica Orient Uruguay
5.100%, 6/18/50	228	216
4.975%, 4/20/55	24	22
Romania Government International Bond
144A 5.875%, 1/30/29(2)	34	35
144A 7.125%, 1/17/33(2)	78	83
144A 6.375%, 1/30/34(2)	62	63
144A 5.750%, 3/24/35(2)	146	141
144A 6.625%, 5/16/36(2)	156	158
Saudi International Bond
144A 5.375%, 1/13/31(2)	82	86
144A 5.625%, 1/13/35(2)	148	158
144A 4.500%, 10/26/46(2)	201	174
	Par Value(1)	Value

Foreign Government Securities—continued
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	$34	$35
144A 6.400%, 6/26/34(2)	19	19
UAE International Government Bond 144A 4.050%, 7/7/32(2)	46	46
Ukraine Government Bond
144A 4.500%, 2/1/35(2)(5)	6	3
RegS 4.500%, 2/1/29(4)(5)	18	12
RegS 0.010%, 2/1/30(4)(5)	3	2
RegS 0.010%, 2/1/34(4)(5)	12	5
RegS 0.010%, 2/1/35(4)(5)	158	76
RegS 4.500%, 2/1/35(4)(5)	59	32
RegS 0.010%, 2/1/36(4)(5)	43	20
RegS 4.500%, 2/1/36(4)(5)	3	2
United Mexican States
5.375%, 3/22/33	93	93
3.500%, 2/12/34	101	88
6.875%, 5/13/37	67	72
6.338%, 5/4/53	137	133
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	50	46
144A 6.900%, 2/28/32(2)	29	31
Total Foreign Government Securities (Identified Cost $10,524)		10,857

Mortgage-Backed Securities—10.1%
Agency—10.1%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	471	461
Pool #SD8343 6.000%, 7/1/53	235	241
Pool #SD8382 5.000%, 12/1/53	422	420
Pool #SD8494 5.500%, 1/1/55	886	893
Pool #SL0019 5.500%, 1/1/55	880	887
Pool #SL0627 6.000%, 10/1/54	815	835
Pool #SL1127 6.000%, 12/1/54	826	845
Federal National Mortgage Association
Pool #FA0685 6.000%, 1/1/55	420	430
Pool #FA1728 6.000%, 10/1/53	902	924
Pool #FS4438 5.000%, 11/1/52	374	372
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #FS7751 4.000%, 3/1/53	$701	$661
Pool #FS8791 6.000%, 8/1/54	446	458
Pool #MA4805 4.500%, 11/1/52	399	389
Pool #MA4980 6.000%, 4/1/53	368	378
Pool #MA5072 5.500%, 7/1/53	370	373
Total Mortgage-Backed Securities (Identified Cost $8,517)		8,567

Corporate Bonds and Notes—22.3%
Communication Services—0.2%
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	43	45
Sprint Capital Corp. 8.750%, 3/15/32	120	146
		191

Consumer Discretionary—0.7%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	155	160
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	190	142
Ford Motor Credit Co. LLC 7.350%, 3/6/30	145	155
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	165	161
		618

Consumer Staples—0.2%
Pilgrim’s Pride Corp. 6.250%, 7/1/33	174	186
Energy—3.4%
BP Capital Markets plc 4.875% (6)	175	174
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	170	181
Enbridge, Inc. 8.500%, 1/15/84	155	177
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	28	27
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	310	285
Harbour Energy plc 144A 6.327%, 4/1/35(2)	175	180
HF Sinclair Corp. 6.250%, 1/15/35	160	167
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	42	42
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	36	36
Occidental Petroleum Corp. 6.200%, 3/15/40	130	132
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	60	64
	Par Value(1)	Value

Energy—continued
Petroleos de Venezuela S.A. RegS 6.000%, 5/16/24(3)(4)	$480	$77
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	74	64
Petroleos Mexicanos
6.500%, 3/13/27	123	124
5.350%, 2/12/28	62	62
6.700%, 2/16/32	54	54
7.690%, 1/23/50	102	93
6.950%, 1/28/60	75	62
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)	32	31
144A 5.848%, 4/3/55(2)	110	116
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	297	263
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	54	58
Western Midstream Operating LP 5.250%, 2/1/50	215	187
Williams Cos., Inc. (The) 5.150%, 3/15/34	165	168
YPF S.A. 144A 9.500%, 1/17/31(2)	32	33
		2,857

Financials—11.6%
AerCap Ireland Capital DAC 6.950%, 3/10/55	90	94
Allianz SE 144A 6.350%, 9/6/53(2)	200	215
Ally Financial, Inc. 5.543%, 1/17/31	90	92
American Express Co. 5.625%, 7/28/34	185	193
Apollo Debt Solutions BDC 6.900%, 4/13/29	150	158
Apollo Global Management, Inc. 6.000%, 12/15/54	175	174
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	285	259
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	51
Bank of America Corp. 5.518%, 10/25/35	305	312
Barclays plc 7.437%, 11/2/33	200	230
Blackstone Private Credit Fund 6.000%, 11/22/34	180	184
Blue Owl Credit Income Corp. 6.650%, 3/15/31	50	53
Blue Owl Finance LLC 3.125%, 6/10/31	195	177
BNSF Funding Trust I 6.613%, 12/15/55	185	185
BPCE S.A. 144A 7.003%, 10/19/34(2)	250	279
Capital One Financial Corp.
2.359%, 7/29/32	125	108
6.377%, 6/8/34	80	87
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	130	136
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Charles Schwab Corp. (The) Series H 4.000% (6)	$190	$178
Citigroup, Inc.
3.980%, 3/20/30	120	119
6.174%, 5/25/34	122	130
Corebridge Financial, Inc. 6.375%, 9/15/54	235	241
DAE Funding LLC 144A 3.375%, 3/20/28(2)	125	121
Deutsche Bank AG 5.403%, 9/11/35	180	184
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	130	127
F&G Annuities & Life, Inc. 6.500%, 6/4/29	150	156
Fifth Third Bancorp 4.337%, 4/25/33	155	151
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	110	112
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	130	135
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	68	71
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)	142	165
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	75	77
6.450%, 5/1/36	85	94
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	175	178
Huntington Bancshares, Inc.
5.709%, 2/2/35	130	136
6.141%, 11/18/39	60	62
Icon Investments Six DAC 6.000%, 5/8/34	125	131
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	175	179
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	180	184
JPMorgan Chase & Co.
2.956%, 5/13/31	270	253
1.953%, 2/4/32	160	141
KeyCorp 6.401%, 3/6/35	185	201
Morgan Stanley
6.342%, 10/18/33	90	99
5.948%, 1/19/38	152	159
MSCI, Inc. 144A 3.625%, 9/1/30(2)	191	182
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.482%, 4/30/43(7)	139	138
NatWest Group plc 6.475%, 6/1/34	200	210
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	165	175
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	200	212
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	180	188
Prudential Financial, Inc.
5.125%, 3/1/52	73	73
6.750%, 3/1/53	145	156
	Par Value(1)	Value

Financials—continued
Reinsurance Group of America, Inc. 6.650%, 9/15/55	$145	$152
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	200	210
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	80	80
State Street Corp.
6.123%, 11/21/34	85	92
Series I 6.700%(6)	120	125
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	125	128
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	170	173
Toll Brothers Finance Corp. 5.600%, 6/15/35	100	102
Toronto-Dominion Bank (The) 8.125%, 10/31/82	190	201
UBS Group AG 144A 4.988%, 8/5/33(2)	220	222
Wells Fargo & Co.
5.389%, 4/24/34	140	146
Series BB 3.900%(6)	130	129
		9,865

Health Care—0.9%
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	239
HCA, Inc. 5.500%, 6/1/33	165	171
Par Pharmaceutical, Inc. Escrow 144A 7.500%, 4/1/27(2)(8)	85	—
Smith & Nephew plc 5.400%, 3/20/34	140	145
Universal Health Services, Inc. 2.650%, 1/15/32	258	225
		780

Industrials—1.8%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	77	75
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	167	167
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	205	201
Boeing Co. (The)
3.750%, 2/1/50	85	63
5.805%, 5/1/50	50	50
5.930%, 5/1/60	69	69
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	179	163
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	180	165
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	161	158
DP World Ltd. 144A 6.850%, 7/2/37(2)	20	23
Regal Rexnord Corp. 6.400%, 4/15/33	160	172
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	$172	$178
		1,484

Information Technology—0.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	85	89
144A 4.000%, 7/1/29(2)	140	136
Oracle Corp. 5.500%, 8/3/35	130	134
		359

Materials—0.9%
Alpek SAB de C.V. RegS 3.250%, 2/25/31(4)	81	71
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	260	257
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	164	172
OCP S.A.
144A 3.750%, 6/23/31(2)	60	56
144A 5.125%, 6/23/51(2)	70	58
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(9)	36	36
Sonoco Products Co. 5.000%, 9/1/34	140	138
		788

Real Estate—0.1%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	34	34
Utilities—2.1%
CMS Energy Corp. 4.750%, 6/1/50	225	219
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	34	36
Dominion Energy, Inc.
6.200%, 2/15/56	80	81
Series B 7.000%, 6/1/54	95	103
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	200	223
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	150	173
Entergy Corp. 7.125%, 12/1/54	190	199
Eskom Holdings 144A 8.450%, 8/10/28(2)	59	63
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	160	169
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	151	167
PacifiCorp 5.800%, 1/15/55	150	147
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	38	38
	Par Value(1)	Value

Utilities—continued
Southern California Edison Co. 6.000%, 1/15/34	$130	$136
		1,754

Total Corporate Bonds and Notes (Identified Cost $18,320)		18,916

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. Escrow 0.000%, 7/16/21(3)(8)	1	—
Total Leveraged Loans (Identified Cost $1)		—

	Shares
Common Stocks—0.0%
Consumer Discretionary—0.0%
Escrow NMG Parent LLC(8)(10)	271	—
West Marine(8)(10)	150	—
		—

Health Care—0.0%
Endo GUC Trust Class A(8)(10)	7,290	—
Lannett Co., Inc.(8)(10)	1,387	—
		—

Total Common Stocks (Identified Cost $50)		—

Affiliated Mutual Funds—49.8%
Fixed Income Funds—49.8%
Virtus Newfleet ABS MACS(11)(12)	1,220,500	12,168
Virtus Newfleet CMBS MACS(11)(12)	432,313	4,345
Virtus Newfleet Floating Rate MACS(11)(12)	521,952	5,105
Virtus Newfleet High Yield MACS(11)(12)	1,131,562	11,236
Virtus Newfleet RMBS MACS(11)(12)	924,079	9,352
Total Affiliated Mutual Funds (Identified Cost $42,241)		42,206

Total Long-Term Investments—99.1% (Identified Cost $83,087)		83,982

TOTAL INVESTMENTS—99.1% (Identified Cost $83,087)		$83,982
Other assets and liabilities, net—0.9%		782
NET ASSETS—100.0%		$84,764
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $11,472 or 13.5% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2025.
(6)	No contractual maturity date.
(7)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(10)	Non-income producing.
(11)	Affiliated investment.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	80%
Mexico	2
United Kingdom	2
Brazil	1
France	1
South Africa	1
Turkey	1
Other	12
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,436	$—	$3,436	$—
Foreign Government Securities	10,857	—	10,857	—
Mortgage-Backed Securities	8,567	—	8,567	—
Corporate Bonds and Notes	18,916	—	18,916	— (1)
Leveraged Loans	—	—	—	— (1)
Equity Securities:
Common Stocks	—	—	—	— (1)
Affiliated Mutual Funds	42,206	42,206	—	—
Total Investments	$83,982	$42,206	$41,776	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual financial statements.